Warrants (Details)									9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended				9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended						9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended									9 Months Ended
	Sep. 30, 2012	Jul. 16, 2012	Dec. 31, 2011	Aug. 03, 2011	Sep. 30, 2012 Warrant Liability [Member]	Dec. 31, 2011 Warrant Liability [Member]	Sep. 30, 2012 Equity [Member]	Dec. 31, 2011 Equity [Member]	Sep. 30, 2012 Series A Preferred Stock [Member] Warrant Liability [Member]	Dec. 31, 2011 Series A Preferred Stock [Member] Warrant Liability [Member]	Sep. 30, 2012 Issued in March [Member] Warrant Liability [Member]	Dec. 31, 2011 Issued in March [Member] Warrant Liability [Member]	Sep. 30, 2012 Issued in June [Member] Equity [Member]	Dec. 31, 2011 Issued in June [Member] Equity [Member]	Sep. 30, 2012 Issued in August [Member] Equity [Member]	Dec. 31, 2011 Issued in August [Member] Equity [Member]	Aug. 03, 2011 Issued in August [Member] Equity [Member]	Sep. 30, 2012 Series B Preferred Stock [Member] Warrant Liability [Member]	Dec. 31, 2011 Series B Preferred Stock [Member] Warrant Liability [Member]	Sep. 30, 2012 Series B Preferred Stock [Member] Warrant Liability [Member] Maximum [Member]	Dec. 31, 2011 Series B Preferred Stock [Member] Warrant Liability [Member] Maximum [Member]	Sep. 30, 2012 Series B Preferred Stock [Member] Warrant Liability [Member] Minimum [Member]	Dec. 31, 2011 Series B Preferred Stock [Member] Warrant Liability [Member] Minimum [Member]	Dec. 31, 2011 Series D Preferred Stock [Member]	Sep. 30, 2012 Series D Preferred Stock [Member] Maximum [Member]	Sep. 30, 2012 Series D Preferred Stock [Member] Minimum [Member]	Sep. 30, 2012 Series D Preferred Stock [Member] Warrant Liability [Member]	Dec. 31, 2011 Series D Preferred Stock [Member] Warrant Liability [Member]	Sep. 30, 2012 Series D Preferred Stock [Member] Warrant Liability [Member] Maximum [Member]	Dec. 31, 2011 Series D Preferred Stock [Member] Warrant Liability [Member] Maximum [Member]	Sep. 30, 2012 Series D Preferred Stock [Member] Warrant Liability [Member] Minimum [Member]	Dec. 31, 2011 Series D Preferred Stock [Member] Warrant Liability [Member] Minimum [Member]	Sep. 30, 2012 Placement Agent [Member] Equity [Member]	Dec. 31, 2011 Placement Agent [Member] Equity [Member]	Jul. 16, 2012 Series E Preferred Stock [Member]	Jun. 28, 2012 Series E Preferred Stock [Member]	Jun. 07, 2012 Series E Preferred Stock [Member]	May 30, 2012 Series E Preferred Stock [Member]	May 24, 2012 Series E Preferred Stock [Member]	May 14, 2012 Series E Preferred Stock [Member]	Sep. 30, 2012 Series E Preferred Stock [Member] Warrant Liability [Member]	Dec. 31, 2011 Series E Preferred Stock [Member] Warrant Liability [Member]	Sep. 30, 2012 Series E Preferred Stock [Member] Warrant Liability [Member] Maximum [Member]	Sep. 30, 2012 Series E Preferred Stock [Member] Warrant Liability [Member] Minimum [Member]	Sep. 30, 2012 Issued with Convertible Notes [Member] Warrant Liability [Member]	Dec. 31, 2011 Issued with Convertible Notes [Member] Warrant Liability [Member]
Outstanding warrant to purchase Common stock
Warrants issued to purchase common stock	136,661,735	36,564,000	49,135,602		120,762,953	33,236,820	15,898,782	15,898,782	6,512,984	3,256,492	9,835,210	4,917,602	152,711	152,711	14,493,310	14,493,310	14,493,310	19,232,183	9,616,086								30,893,280	15,446,640					1,252,761	1,252,761							40,219,600	0			14,069,696	0
Warrant Exercise Price				0.75					0.25	0.50	0.25	0.50	0.90	0.90	0.75	0.75	0.75	0.25	0.50					0.50	0.50	0.25	0.25	0.50					0.55	0.55	0.30	0.30	0.30	0.30	0.30	0.30	0.30				0.30
Expiration Dates									Oct. 01, 2014	Oct. 01, 2014	Mar. 01, 2015	Mar. 01, 2015	Jun. 16, 2012	Jun. 16, 2012	Aug. 16, 2012	Aug. 16, 2012				Nov. 01, 2015	Nov. 01, 2015	Jul. 15, 2012	Jul. 15, 2012						Mar. 01, 2016	Mar. 01, 2016	Dec. 15, 2012	Dec. 15, 2012	Aug. 16, 2012	Aug. 16, 2012									Jun. 17, 2012	May 12, 2012	Jun. 17, 2012